UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1730
         Woodland Hills, CA  91367-7584

13F File Number:  028-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

 /s/  Michael Kao     Woodland Hills, CA     October 26, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $73,707 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-10433                     Akanthos Arbitrage Master Fund L.P.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATLAS PIPELINE PARTNERS LP     UNIT L P INT     049392103     1353    45300 SH       DEFINED 01              45300        0        0
BANK OF AMERICA CORPORATION    COM              060505104       40  1000000 SH  CALL DEFINED 01                  0        0        0
CHINA MED TECHNOLOGIES INC     NOTE 4.000% 8/1  169483AC8     1916     3000 PRN      DEFINED 01               3000        0        0
CHINA MED TECHNOLOGIES INC     NOTE 6.250%12/1  169483AE4     1613     3000 PRN      DEFINED 01               3000        0        0
COMPUCREDIT HLDGS CORP         NOTE 5.875%11/3  20478NAD2     1140     3000 PRN      DEFINED 01               3000        0        0
COMPUCREDIT HLDGS CORP         COM              20478T107      258    92300 SH       DEFINED 01              92300        0        0
EASTMAN KODAK CO               NOTE 7.000% 4/0  277461BJ7     8375    33500 PRN      DEFINED 01              33500        0        0
ENTERTAINMENT PPTYS TR         PFD C CNV 5.75%  29380T402    12323   675000 SH       DEFINED 01             675000        0        0
GENERAL MTRS CO                COM              37045V100     1075   500000 SH  PUT  DEFINED 01             500000        0        0
GENERAL MTRS CO                COM              37045V100     6054   300000 SH       DEFINED 01             300000        0        0
GENERAL MTRS CO                COM              37045V100       10   500000 SH  CALL DEFINED 01                  0        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V118      271    23306 SH       DEFINED 01              23306        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V126    15252  1923305 SH       DEFINED 01            1923305        0        0
GOLDCORP INC NEW               COM              380956409     7229   158400 SH       DEFINED 01             158400        0        0
LAS VEGAS SANDS CORP           COM              517834107      785    20485 SH       DEFINED 01              20485        0        0
OMNICOM GROUP INC              COM              681919106     1389    37700 SH       DEFINED 01              37700        0        0
PROMOTORA DE INFORMACIONES S   ADR CL B CONV    74343G303      866   195500 SH       DEFINED 01             195500        0        0
SANOFI                         RIGHT 12/31/2020 80105N113     1325  1250000 SH       DEFINED 01            1250000        0        0
SOLARFUN POWER HOLDINGS CO L   NOTE 3.500% 1/1  83415UAB4     2090     4000 PRN      DEFINED 01               4000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     1596   300000 SH  PUT  DEFINED 01             300000        0        0
STARWOOD PPTY TR INC           COM              85571B105     1287    75000 SH       DEFINED 01              75000        0        0
SUNTECH PWR HLDGS CO LTD       NOTE 3.000% 3/1  86800CAE4     3465     9000 PRN      DEFINED 01               9000        0        0
SYMANTEC CORP                  COM              871503108     3620   222100 SH       DEFINED 01             222100        0        0
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307      375   250000 SH  CALL DEFINED 01                  0        0        0